Background, Basis of Presentation and Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 21, 2022	Nov. 30, 2025	May 31, 2025	May 31, 2024
Common stock shares converted, exchange ratio	20,000-for-1
Accounts receivable		$ 0	$ 0	$ 0
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Operating losses		$ 16,034,844	$ 11,990,834
Carrying value of Investment			2,564,203
Accumulated value of shares to be issued			1,500,000
Recognized loss on investment			$ 1,064,203
Potential dilutive securities			6,663,148
Stock price			$ 2.04
Exercise price				$ 0.50
Risk-free interest rate		5.00%	5.00%
Property and equipment estimated useful lives		5 years
Reverse Acquisition [Member]
Common stock, shares authorized	20,000,000
Cocoluv, Inc. [Member]
Cash and cash equivalents		$ 134	$ 134
Related party due		$ 99,902	$ 99,902
Warrant [Member]
Volatility rate, description			volatility ranging from 1,294.9% - 1,279.3%
Bottom [Member]
Ownership percentage			20.00%
Stock price		$ 0.44
Bottom [Member] | Warrant [Member]
Stock price			$ 0.75
Risk-free interest rate			4.33%
Top [Member]
Ownership percentage			50.00%
Stock price		$ 0.90
Top [Member] | Warrant [Member]
Stock price			$ 0.9
Exercise price			$ 0.75
Risk-free interest rate			4.74%
Stock Option
Potential dilutive securities		4,072,375
Convertible notes
Potential dilutive securities		4,222,222